Condensed financial information of registrant	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of registrant
Schedule II
Condensed financial information of registrant
Statement of financial position of Aegon N.V.
As at December 31

Before profit appropriation, amounts in EUR million	2021	2020
Non-current assets
Financial fixed assets
Shares in group companies	26,042	24,846
Loans to group companies	1,829	1,392
Other non-current assets	138	148
	28,009	26,386

Current assets
Receivables
Receivables from group companies	35	56
Other receivables	181	100
Other current assets	90	198
Accrued interest and rent	6	9
	312	363
Cash and cash equivalents
Cash and cash equivalents	1,204	887
Total assets	29,524	27,636

Shareholders’ equity
Share capital	321	320
Paid-in surplus	7,033	7,160
Revaluation account	6,453	7,491
Legal reserves – foreign currency translation reserve	258	(601)
Legal reserves in respect of group companies	2,316	1,710
Retained earnings, including treasury shares	7,652	8,617
Remeasurement of defined benefit plans of group companies	(2,199)	(2,534)
Net result	1,980	(146)
	23,813	22,018
Other equity instruments	2,363	2,569
Total equity	26,176	24,586

Non-current liabilities
Subordinated borrowings	1,396	1,345
Long-term borrowings	1,266	1,218
	2,662	2,563

Current liabilities
Loans from group companies	7	6
Payables to group companies	422	44
Other current liabilities	227	406
Accruals and deferred income	31	30
	686	486
Total liabilities	3,349	3,049

Total equity and liabilities	29,524	27,636
Condensed income statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2021	2020	2019
Net result group companies	2,119	-	1,376
Other income / (loss)	(139)	(146)	(141)
Net result	1,980	(146)	1,235
Condensed cash flow statement of Aegon N.V.
For the year ended December 31

Amounts in EUR million	2021	2020	2019
Result before tax	1,926	(185)	1,196
Adjustments	(1,691)	(330)	(1,526)
Net cash flows from operating activities	235	(515)	(330)
Dividends and capital repayments of subsidiaries, associates and joint ventures	500	606	647
Other	(3)	(1)	(1)
Net cash flows from investing activities	497	605	646
Issuance of perpetuals	-	-	496
Issuance of treasury shares	-	-	1
Purchase of treasury shares	(231)	(59)	(318)
Issuance and repurchase of borrowings	197	(58)	1,074
Repayment of perpetuals	(212)	-	(1,343)
Dividends paid	(121)	(63)	(309)
Coupons on perpetual securities	(52)	(55)	(112)
Net cash flows from financing activities	(417)	(235)	(512)

Net increase / (decrease) in cash and cash equivalents	316	(146)	(196)
Five-year schedule of maturities of debt
As at December 31

	2021		2020
Amounts in EUR million	Subordinated borrowings	Long-term Borrowings	Subordinated borrowings	Long-term Borrowings
Remaining terms less than 1 year	-	-	-	-
Remaining terms 1 - 2 years	-	499	-	-
Remaining terms 2 - 3 years	-	-	-	498
Remaining terms 3 - 4 years	-	-	-	-
Remaining terms 4 - 5 years	-	-	-	-
Remaining terms longer than 5 years	1,396	768	1,345	720
At December 31	1,396	1,266	1,345	1,218
Remittances from and capital contributions to business units
Aegon received EUR 1.0 billion of remittances from its business units during 2021 from the Americas, the Netherlands, United Kingdom, International, and Holdings. Aegon spent EUR 0.1 billion on capital contributions, mainly on International and Asset Management.
Aegon received EUR 0.8 billion of remittances from its business units during 2020 from the Americas, the Netherlands,
United Kingdom, International, and Asset Management. Aegon spent EUR 0.2 billion on capital contributions, mainly on International.
Aegon received EUR 1.2 billion of remittances from its business units during 2019 from the Americas, United Kingdom, International and asset management. Aegon spent EUR 0.4 billion on capital contributions, mainly on International and the Netherlands.